Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2024	2023
Statutory federal income tax benefit	$2,280,643	$2,523,688
State tax benefit, net of federal taxes	406,186	515,593
State rate adjustment	(24,434)	(125,150)
Nondeductible/nontaxable items	(10,951)	121,708
NOL and deferred only adjustments	(571,133)	(59,913,532)
Other	(6,641)	(5,182)
Change in valuation allowance	(2,073,670)	56,882,875
Total income tax benefit	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2024	December 31, 2023
Deferred tax assets:
Compensation accruals	$42,893	$87,131
Accruals and reserves	191,804	204,083
Deferred revenue	80,005	36,169
Charitable contribution carryover	1,742	1,724
Derivatives	-	349
Intangibles	696,622	852,414
Capitalized R&D	1,016,330	919,789
Depreciation	-	59,511
Lease liabilities	551,917	703,026
NQSO compensation	542,609	627,997
NOL and credits	24,479,583	21,737,285
Total deferred tax assets	27,603,505	25,229,478

Deferred tax liabilities:
Depreciation	(31,863)	-
Lease right-of-use assets	(513,256)	(691,119)
Total deferred tax liabilities	(545,119)	(691,119)

Net deferred tax assets	27,058,386	24,538,359
Less: valuation allowance	(27,058,386)	(24,538,359)
Total	$-	$-